Stock-based Compensation - Additional Information (Details) - USD ($)							12 Months Ended
	May 31, 2018	May 31, 2017	Jan. 31, 2017	May 31, 2016	Dec. 29, 2015	Aug. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Securities remaining and available for future issuances (in shares)							20,114
Stock Option Activity [Abstract]
Stock option vesting period							4 years
Stock option contractual term							10 years
Stock option vesting provisions							12/48 of a granted award will vest after one year of service, while an additional 1/48 of the award will vest at the end of each month thereafter for 36 months, or 1/48 of the award will vest at the end of each month over a four-year period.
Weighted Average Remaining Contractual Terms [Abstract]
Stock options exercised							$ 0	$ 0
Dividend yield assumed							0
Total unamortized compensation cost related to outstanding unvested stock options and restricted stock awards							$ 200,000
Weighted average period for recognition of cost							1 year 6 months
2014 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares to be issued (in shares)	15,000	4,000		666		603	530
Securities remaining and available for future issuances (in shares)							18,957
2015 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares to be issued (in shares)			500		133
Securities remaining and available for future issuances (in shares)							3